Shareholder Report, Line Graph (Details) - USD ($)	Jan. 17, 2019	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
C000203678
Account Value [Line Items]
Line Graph and Table Measure Name	LSV Emerging Markets Equity Fund, Institutional Class Shares
C000203679
Account Value [Line Items]
Line Graph and Table Measure Name	LSV Emerging Markets Equity Fund, Investor Class Shares
MSCI Emerging Markets Index (Net) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (Net) (USD)
Account Value	$ 100,000	$ 128,044	$ 102,177	$ 92,218	$ 133,701	$ 114,313	$ 105,599
MSCI Emerging Markets Index (Net) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (Net) (USD)
Account Value	$ 10,000	$ 12,804	$ 10,218	$ 9,222	$ 13,370	$ 11,431	$ 10,560